Eaton Vance

Atlanta Capital SMID-Cap Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
HEICO Corp.	1,289,031	$128,451,939
Hexcel Corp.(1)(2)	5,392,365	243,842,745

		$372,294,684

Banks — 2.4%
Prosperity Bancshares, Inc.	2,369,668	$140,710,886
Umpqua Holdings Corp.(2)	11,646,747	123,921,388

		$264,632,274

Building Products — 2.2%
Lennox International, Inc.(1)	1,054,929	$245,787,908

		$245,787,908

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	926,442	$69,075,515
FactSet Research Systems, Inc.	411,799	135,263,617
Morningstar, Inc.	1,101,713	155,308,482
SEI Investments Co.	4,735,814	260,375,054

		$620,022,668

Chemicals — 2.4%
RPM International, Inc.	3,578,715	$268,618,348

		$268,618,348

Commercial Services & Supplies — 1.6%
IAA, Inc.(3)	4,591,087	$177,078,226

		$177,078,226

Containers & Packaging — 2.9%
AptarGroup, Inc.	2,935,481	$328,715,162

		$328,715,162

Distributors — 1.1%
Pool Corp.	458,327	$124,605,362

		$124,605,362

Diversified Consumer Services — 4.8%
Frontdoor, Inc.(3)	2,712,006	$120,223,226
Service Corporation International	2,128,575	82,780,282
ServiceMaster Global Holdings, Inc.(2)(3)	9,246,268	329,999,305

		$533,002,813

Security	Shares	Value
Electrical Equipment — 1.1%
Acuity Brands, Inc.	1,325,331	$126,887,190

		$126,887,190

Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.	1,243,277	$144,443,922
Dolby Laboratories, Inc., Class A	1,964,499	129,401,549
FLIR Systems, Inc.	2,843,281	115,351,910
Trimble, Inc.(3)	4,160,695	179,700,417

		$568,897,798

Health Care Equipment & Supplies — 8.7%
DENTSPLY SIRONA, Inc.	5,755,850	$253,602,751
Envista Holdings Corp.(2)(3)	11,832,223	249,541,583
Teleflex, Inc.	947,622	344,915,455
Varian Medical Systems, Inc.(3)	958,709	117,461,027

		$965,520,816

Health Care Providers & Services — 0.7%
Henry Schein, Inc.(3)	1,336,213	$78,021,477

		$78,021,477

Hotels, Restaurants & Leisure — 4.8%
Aramark(2)	14,957,872	$337,599,171
Choice Hotels International, Inc.(1)	2,572,449	202,966,226

		$540,565,397

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	2,516,090	$301,100,490

		$301,100,490

Insurance — 8.3%
Brown & Brown, Inc.	4,948,109	$201,684,923
Markel Corp.(3)	247,113	228,127,308
WR Berkley Corp.	8,587,736	491,991,396

		$921,803,627

IT Services — 11.7%
Booz Allen Hamilton Holding Corp., Class A	1,788,230	$139,106,412
Broadridge Financial Solutions, Inc.	1,711,499	215,974,059
CACI International, Inc., Class A(3)	704,128	152,711,281
Gartner, Inc.(3)	2,058,316	249,735,480
Jack Henry & Associates, Inc.	729,574	134,263,503
WEX, Inc.(2)(3)	2,527,456	417,055,514

		$1,308,846,249

Life Sciences Tools & Services — 3.4%
Bio-Rad Laboratories, Inc., Class A(3)	372,194	$168,041,869
Bio-Techne Corp.	788,045	208,099,043

		$376,140,912

Security	Shares	Value
Machinery — 5.8%
Donaldson Co., Inc.	2,241,179	$104,259,647
Graco, Inc.	2,213,309	106,216,699
IDEX Corp.	1,154,614	182,475,197
Nordson Corp.	1,310,447	248,604,900

		$641,556,443

Marine — 1.5%
Kirby Corp.(2)(3)	3,155,908	$169,030,432

		$169,030,432

Professional Services — 2.5%
TransUnion	3,191,148	$277,757,522

		$277,757,522

Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc.	1,543,437	$159,683,992

		$159,683,992

Road & Rail — 4.9%
J.B. Hunt Transport Services, Inc.	2,928,290	$352,390,419
Landstar System, Inc.	1,678,518	188,514,356

		$540,904,775

Software — 4.6%
Blackbaud, Inc.(2)	3,277,226	$187,064,060
Fair Isaac Corp.(3)	203,476	85,061,107
Manhattan Associates, Inc.(3)	2,575,634	242,624,723

		$514,749,890

Specialty Retail — 3.5%
Burlington Stores, Inc.(3)	655,152	$129,019,084
Sally Beauty Holdings, Inc.(2)(3)	9,366,025	117,356,293
Ulta Beauty, Inc.(3)	689,757	140,310,369

		$386,685,746

Textiles, Apparel & Luxury Goods — 1.9%
Columbia Sportswear Co.(1)	2,578,065	$207,740,478

		$207,740,478

Total Common Stocks (identified cost $7,939,827,514)		$11,020,650,679

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(4)	93,139,478	$93,139,478

Total Short-Term Investments (identified cost $93,144,954)		$93,139,478

Total Investments — 99.7% (identified cost $8,032,972,468)		$11,113,790,157

Other Assets, Less Liabilities — 0.3%		$33,250,729

Net Assets — 100.0%		$11,147,040,886

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $37,584,285 and the total market value of the collateral received by the Fund was $38,398,958, comprised of U.S. government and/or agencies securities.

(2)	Affiliated company.

(3)	Non-income producing security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

The Fund did not have any open derivative instruments at June 30, 2020.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2020, the value of the Fund’s investments in affiliated companies and funds was $2,268,549,969, which represents 20.4% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period		Dividend income	Shares/Units, end of period
Common Stocks *
Aramark	$623,960,921	$33,634,314	$(21,630,004)	$(450,229)	$(297,915,831)	$337,599,171		$4,686,543	14,957,872
Blackbaud, Inc.	296,064,597	—	—	—	(109,000,537)	187,064,060		786,534	3,277,226
Envista Holdings Corp.(1)	—	273,856,071	—	—	(24,314,488)	249,541,583		—	11,832,223
Hexcel Corp.(2)	131,373,916	123,740,762	—	—	(11,271,933)	243,842,745		543,859	5,392,365
Kirby Corp.(1)	259,289,401	—	—	—	(90,258,969)	169,030,432		—	3,155,908
Manhattan Associates, Inc.(1)	404,768,663	—	(190,598,669)	56,717,787	(28,263,058)	—	(3)	—	—	(3)
Sally Beauty Holdings, Inc.(1)	139,460,112	—	—	—	(22,103,819)	117,356,293		—	9,366,025
Sensient Technologies Corp.	156,413,945	—	(100,988,536)	(61,570,022)	6,144,613	—		1,956,758	—
ServiceMaster Global Holdings, Inc.(1)	531,100,366	—	(9,147,185)	(2,071,874)	(189,882,002)	329,999,305		—	9,246,268
Umpqua Holdings Corp.	191,705,455	—	—	—	(67,784,067)	123,921,388		4,891,634	11,646,747
Westamerica Bancorporation	89,104,624	—	(83,517,829)	20,002,070	(25,588,865)	—		1,557,560	—
WEX, Inc.(1)	377,400,481	77,554,295	—	—	(37,899,262)	417,055,514		—	2,527,456
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	405,740,378	1,435,473,436	(1,748,099,968)	13,446	12,186	93,139,478		4,228,119	93,139,478

Totals				$12,641,178	$(898,126,032)	$2,268,549,969		$18,651,007

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

(2)	All or portion of this security was on loan at June 30, 2020.

(3)	Company is no longer an affiliate as of June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$11,020,650,679	*	$—	$—	$11,020,650,679
Short-Term Investments	—		93,139,478	—	93,139,478
Total Investments	$11,020,650,679		$93,139,478	$—	$11,113,790,157

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.